UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07239

Name of Registrant:      VANGUARD HORIZON FUNDS

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30th

Date of reporting period: December 31, 2011

Item 1: Schedule of Investments

Vanguard Strategic Equity Fund

Schedule of Investments
As of December 31, 2011

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (15.4%)
	Limited Brands Inc.	794,350	32,052
	Williams-Sonoma Inc.	725,071	27,915
*	Tempur-Pedic International Inc.	440,449	23,137
	Dillard's Inc. Class A	503,220	22,585
*	Dollar Tree Inc.	263,820	21,926
	Polaris Industries Inc.	365,082	20,437
*	Domino's Pizza Inc.	582,420	19,773
*	Fossil Inc.	244,800	19,427
*	TRW Automotive Holdings Corp.	509,708	16,617
	Advance Auto Parts Inc.	227,300	15,827
	Virgin Media Inc.	631,300	13,497
^	Garmin Ltd.	338,500	13,476
	Sotheby's	446,220	12,731
*,^ Coinstar Inc.		260,390	11,884
	Wyndham Worldwide Corp.	311,500	11,784
*	Ulta Salon Cosmetics & Fragrance Inc.	172,700	11,212
	Brinker International Inc.	404,250	10,818
*	Panera Bread Co. Class A	76,462	10,816
^	Buckle Inc.	263,400	10,765
*	Sirius XM Radio Inc.	5,826,300	10,604
	Signet Jewelers Ltd.	234,000	10,287
*	Iconix Brand Group Inc.	520,300	8,476
	Weight Watchers International Inc.	137,720	7,576
*,^ ITT Educational Services Inc.		128,700	7,322
*	Crocs Inc.	491,000	7,252
*	Tenneco Inc.	240,795	7,171
	Bob Evans Farms Inc.	206,751	6,934
*	Goodyear Tire & Rubber Co.	484,700	6,868
	Ameristar Casinos Inc.	367,800	6,359
	Sinclair Broadcast Group Inc. Class A	502,640	5,695
*	Cheesecake Factory Inc.	185,500	5,444
	Finish Line Inc. Class A	264,300	5,097
*	Helen of Troy Ltd.	152,500	4,682
*	AMC Networks Inc. Class A	119,425	4,488
	PetSmart Inc.	68,200	3,498
	Ross Stores Inc.	69,524	3,304
	Regal Entertainment Group Class A	257,500	3,075
	Sturm Ruger & Co. Inc.	91,600	3,065
	Foot Locker Inc.	125,000	2,980
	Interpublic Group of Cos. Inc.	250,000	2,433
*	Vitamin Shoppe Inc.	54,800	2,185
*	Pier 1 Imports Inc.	125,900	1,754
	Blyth Inc.	26,700	1,517
	Service Corp. International	128,200	1,365
	Standard Motor Products Inc.	67,400	1,351
	Expedia Inc.	43,650	1,267
*	Red Robin Gourmet Burgers Inc.	43,300	1,199
*	Quiksilver Inc.	323,400	1,167
*	American Public Education Inc.	26,200	1,134

* TripAdvisor Inc.	43,650	1,100
* Charter Communications Inc. Class A	18,500	1,053
* Journal Communications Inc. Class A	215,261	947
* BorgWarner Inc.	13,900	886
* AFC Enterprises Inc.	60,045	883
* Biglari Holdings Inc.	2,390	880
Cato Corp. Class A	36,294	878
Harman International Industries Inc.	22,932	872
DSW Inc. Class A	13,900	615
		470,342
Consumer Staples (5.1%)
Dr Pepper Snapple Group Inc.	772,908	30,514
Coca-Cola Enterprises Inc.	1,039,280	26,793
Herbalife Ltd.	516,278	26,676
Whole Foods Market Inc.	251,000	17,464
* Constellation Brands Inc. Class A	638,900	13,206
B&G Foods Inc. Class A	471,620	11,352
Lancaster Colony Corp.	108,519	7,525
* Boston Beer Co. Inc. Class A	62,000	6,731
* Hansen Natural Corp.	47,000	4,331
Church & Dwight Co. Inc.	60,200	2,755
* Ralcorp Holdings Inc.	27,600	2,360
* Smithfield Foods Inc.	69,360	1,684
SUPERVALU Inc.	204,100	1,657
Ruddick Corp.	33,050	1,409
Cal-Maine Foods Inc.	26,000	951
Nu Skin Enterprises Inc. Class A	15,000	728
* Central Garden and Pet Co. Class A	71,412	594
		156,730
Energy (7.6%)
Helmerich & Payne Inc.	486,892	28,415
Pioneer Natural Resources Co.	299,300	26,781
* CVR Energy Inc.	1,324,700	24,812
* Tesoro Corp.	1,055,000	24,645
Core Laboratories NV	192,000	21,878
* Western Refining Inc.	1,035,300	13,759
* Rosetta Resources Inc.	311,645	13,557
* Whiting Petroleum Corp.	269,100	12,564
* Superior Energy Services Inc.	351,700	10,002
* Stone Energy Corp.	323,212	8,526
Range Resources Corp.	120,700	7,476
* SEACOR Holdings Inc.	70,600	6,281
HollyFrontier Corp.	219,200	5,129
W&T Offshore Inc.	158,250	3,357
* Kinder Morgan Management LLC	39,787	3,124
* Cloud Peak Energy Inc.	151,300	2,923
Crosstex Energy Inc.	172,475	2,180
* Denbury Resources Inc.	129,800	1,960
* Complete Production Services Inc.	51,060	1,714
* Contango Oil & Gas Co.	29,000	1,687
RPC Inc.	87,040	1,589
* Energy Partners Ltd.	101,600	1,483
Alon USA Energy Inc.	157,800	1,374
* OYO Geospace Corp.	17,250	1,334
Delek US Holdings Inc.	105,300	1,202
* Warren Resources Inc.	325,000	1,060

* Swift Energy Co.	34,300	1,019
Cabot Oil & Gas Corp.	10,700	812
Berry Petroleum Co. Class A	18,800	790
* Petroquest Energy Inc.	110,000	726
		232,159
Financials (18.6%)
Torchmark Corp.	666,895	28,937
* Arch Capital Group Ltd.	771,726	28,731
Unum Group	1,293,585	27,256
* World Acceptance Corp.	359,583	26,429
Discover Financial Services	908,725	21,809
American Financial Group Inc.	539,689	19,909
KeyCorp	2,161,630	16,623
Commerce Bancshares Inc.	380,730	14,513
Rayonier Inc.	323,846	14,453
Bank of the Ozarks Inc.	483,720	14,333
Camden Property Trust	218,400	13,593
Kimco Realty Corp.	828,000	13,447
Digital Realty Trust Inc.	201,200	13,414
Post Properties Inc.	271,600	11,874
Northwest Bancshares Inc.	948,000	11,793
CBL & Associates Properties Inc.	732,574	11,501
Extra Space Storage Inc.	458,440	11,108
Taubman Centers Inc.	178,750	11,100
* NASDAQ OMX Group Inc.	434,800	10,657
Sun Communities Inc.	286,243	10,456
Hospitality Properties Trust	445,200	10,231
Validus Holdings Ltd.	321,500	10,127
Nelnet Inc. Class A	407,312	9,967
Lexington Realty Trust	1,325,400	9,927
Cash America International Inc.	207,300	9,666
Douglas Emmett Inc.	525,300	9,581
* Credit Acceptance Corp.	102,779	8,457
UMB Financial Corp.	222,588	8,291
Brandywine Realty Trust	839,632	7,977
ProAssurance Corp.	99,800	7,966
* First Industrial Realty Trust Inc.	687,825	7,036
* Strategic Hotels & Resorts Inc.	1,279,200	6,869
Colonial Properties Trust	313,160	6,533
Moody's Corp.	186,200	6,271
* Forest City Enterprises Inc. Class A	527,605	6,236
BOK Financial Corp.	105,421	5,791
Entertainment Properties Trust	129,900	5,678
Allied World Assurance Co. Holdings AG	83,800	5,274
* Ezcorp Inc. Class A	196,709	5,187
International Bancshares Corp.	238,425	4,372
City Holding Co.	125,905	4,267
Ashford Hospitality Trust Inc.	520,090	4,161
People's United Financial Inc.	312,600	4,017
Provident Financial Services Inc.	293,425	3,929
Liberty Property Trust	123,500	3,814
* CBRE Group Inc. Class A	243,500	3,706
Omega Healthcare Investors Inc.	180,500	3,493
Erie Indemnity Co. Class A	42,100	3,291
Amtrust Financial Services Inc.	130,400	3,097
Fulton Financial Corp.	306,600	3,008
Highwoods Properties Inc.	96,046	2,850

^ First Financial Bankshares Inc.	85,032	2,843
Cathay General Bancorp	185,510	2,770
* Signature Bank	38,500	2,310
CubeSmart	200,900	2,138
Republic Bancorp Inc. Class A	92,511	2,119
* American Capital Ltd.	288,089	1,939
Prosperity Bancshares Inc.	47,900	1,933
CapitalSource Inc.	288,100	1,930
Assurant Inc.	45,200	1,856
* Altisource Portfolio Solutions SA	34,200	1,716
First Citizens BancShares Inc. Class A	9,300	1,627
* Texas Capital Bancshares Inc.	48,400	1,482
* iStar Financial Inc.	279,055	1,476
Ramco-Gershenson Properties Trust	148,300	1,458
Bancfirst Corp.	38,783	1,456
American Capital Agency Corp.	51,300	1,441
RLI Corp.	18,300	1,333
Oritani Financial Corp.	94,900	1,212
Apartment Investment & Management Co.	51,300	1,175
Southside Bancshares Inc.	53,966	1,169
Dime Community Bancshares Inc.	77,798	980
* Investors Bancorp Inc.	71,400	962
Montpelier Re Holdings Ltd.	52,700	935
NBT Bancorp Inc.	41,330	915
Camden National Corp.	25,345	826
Medical Properties Trust Inc.	81,300	802
AvalonBay Communities Inc.	5,000	653
Potlatch Corp.	20,400	635
Valley National Bancorp	51,100	632
MFA Financial Inc.	92,300	620
Tompkins Financial Corp.	16,020	617
		566,966
Health Care (11.1%)
Humana Inc.	421,000	36,884
AmerisourceBergen Corp. Class A	841,604	31,299
* Watson Pharmaceuticals Inc.	468,000	28,239
Perrigo Co.	282,650	27,502
* WellCare Health Plans Inc.	459,600	24,129
Cooper Cos. Inc.	323,015	22,779
* Mylan Inc.	896,800	19,245
Medicis Pharmaceutical Corp. Class A	409,700	13,623
* Coventry Health Care Inc.	365,400	11,097
* Waters Corp.	133,300	9,871
* Magellan Health Services Inc.	188,600	9,330
* Health Net Inc.	303,900	9,245
* Salix Pharmaceuticals Ltd.	183,305	8,771
* Medicines Co.	400,975	7,474
STERIS Corp.	228,543	6,815
* Charles River Laboratories International Inc.	234,900	6,420
* Alexion Pharmaceuticals Inc.	84,400	6,035
Invacare Corp.	360,354	5,510
* LifePoint Hospitals Inc.	143,135	5,317
* Akorn Inc.	447,367	4,975
* Viropharma Inc.	160,600	4,399
* Par Pharmaceutical Cos. Inc.	109,221	3,575
* Cepheid Inc.	103,620	3,566
* Thoratec Corp.	83,400	2,799

* Arthrocare Corp.	85,200	2,699
* Health Management Associates Inc. Class A	361,348	2,663
* Centene Corp.	60,300	2,387
* Spectrum Pharmaceuticals Inc.	133,900	1,959
* AVEO Pharmaceuticals Inc.	112,200	1,930
* Vertex Pharmaceuticals Inc.	55,500	1,843
Universal American Corp.	130,700	1,661
Ensign Group Inc.	67,000	1,641
* Mettler-Toledo International Inc.	10,291	1,520
* Skilled Healthcare Group Inc.	274,100	1,497
* Idenix Pharmaceuticals Inc.	173,300	1,290
PDL BioPharma Inc.	185,400	1,149
* Greatbatch Inc.	47,400	1,048
* Genomic Health Inc.	38,408	975
Chemed Corp.	18,200	932
Omnicare Inc.	26,400	909
* Nabi Biopharmaceuticals	444,167	835
* Bio-Rad Laboratories Inc. Class A	8,200	788
Computer Programs & Systems Inc.	15,100	772
* Jazz Pharmaceuticals Inc.	19,200	742
* RTI Biologics Inc.	166,700	740
		338,879
Industrials (13.1%)
Textron Inc.	1,491,500	27,578
* United Rentals Inc.	899,462	26,579
Pitney Bowes Inc.	1,228,650	22,779
Gardner Denver Inc.	285,852	22,028
KBR Inc.	786,200	21,911
Iron Mountain Inc.	520,000	16,016
Towers Watson & Co. Class A	265,100	15,887
Triumph Group Inc.	236,866	13,845
* Avis Budget Group Inc.	1,254,200	13,445
* BE Aerospace Inc.	311,250	12,048
* Delta Air Lines Inc.	1,382,200	11,182
* Sauer-Danfoss Inc.	279,323	10,114
* Alaska Air Group Inc.	133,395	10,017
* MasTec Inc.	534,485	9,284
WW Grainger Inc.	49,400	9,247
Toro Co.	148,200	8,990
HEICO Corp.	125,700	7,351
Cubic Corp.	148,520	6,474
Applied Industrial Technologies Inc.	179,200	6,302
* EnerSys	242,357	6,294
* Polypore International Inc.	139,000	6,115
* Sensata Technologies Holding NV	230,700	6,063
* Moog Inc. Class A	116,500	5,118
* Consolidated Graphics Inc.	102,073	4,928
AO Smith Corp.	108,500	4,353
* Verisk Analytics Inc. Class A	106,600	4,278
* Generac Holdings Inc.	145,300	4,073
Amerco Inc.	45,740	4,043
Macquarie Infrastructure Co. LLC	141,900	3,966
Werner Enterprises Inc.	154,737	3,729
* Trimas Corp.	207,600	3,726
Cintas Corp.	103,100	3,589
NACCO Industries Inc. Class A	39,000	3,480
Belden Inc.	99,300	3,305

*	Corrections Corp. of America	161,300	3,286
*	AGCO Corp.	72,950	3,135
*	IHS Inc. Class A	35,100	3,024
	Barnes Group Inc.	110,100	2,654
	Crane Co.	55,400	2,588
*	Armstrong World Industries Inc.	58,800	2,580
*	Ceradyne Inc.	95,300	2,552
*	Hertz Global Holdings Inc.	214,580	2,515
*	KAR Auction Services Inc.	178,000	2,403
*	Nielsen Holdings NV	79,700	2,366
*	WABCO Holdings Inc.	48,175	2,091
*	General Cable Corp.	83,500	2,088
	Knoll Inc.	134,050	1,991
	Standex International Corp.	57,750	1,973
	Deluxe Corp.	86,113	1,960
	Steelcase Inc. Class A	255,700	1,908
	Hubbell Inc. Class B	27,000	1,805
*	Thomas & Betts Corp.	32,800	1,791
	Aircastle Ltd.	109,600	1,394
*	RSC Holdings Inc.	73,500	1,360
*	Dollar Thrifty Automotive Group Inc.	18,540	1,303
	United Stationers Inc.	39,922	1,300
*	Blount International Inc.	84,082	1,221
*	WESCO International Inc.	22,000	1,166
	Actuant Corp. Class A	49,100	1,114
	ITT Corp.	56,500	1,092
*,^ Colfax Corp.		36,900	1,051
*	Huron Consulting Group Inc.	26,100	1,011
*	Huntington Ingalls Industries Inc.	29,100	910
	G&K Services Inc. Class A	31,100	905
	JB Hunt Transport Services Inc.	20,000	901
*	ICF International Inc.	35,000	867
	Donaldson Co. Inc.	12,200	831
	Franklin Electric Co. Inc.	17,600	767
*	Orbital Sciences Corp.	45,300	658
*	Owens Corning	21,200	609
*	Taser International Inc.	110,400	565
			399,872
Information Technology (15.4%)
	KLA-Tencor Corp.	663,475	32,013
*	Alliance Data Systems Corp.	273,700	28,421
*	Electronic Arts Inc.	1,298,500	26,749
*	Anixter International Inc.	426,608	25,443
*	Western Digital Corp.	814,300	25,203
*	Gartner Inc.	706,269	24,557
*	VeriFone Systems Inc.	566,850	20,134
*	CACI International Inc. Class A	349,000	19,516
*	Avnet Inc.	456,000	14,177
	Lexmark International Inc. Class A	353,806	11,700
*	Vishay Intertechnology Inc.	1,289,070	11,589
*	JDS Uniphase Corp.	1,040,693	10,865
	Cypress Semiconductor Corp.	641,900	10,842
*	Fiserv Inc.	183,800	10,796
*	MICROS Systems Inc.	226,100	10,532
	IAC/InterActiveCorp	237,600	10,122
*	FEI Co.	240,900	9,824
*	LSI Corp.	1,611,400	9,588

* Tech Data Corp.	182,700	9,027
OPNET	236,574	8,675
* Cadence Design Systems Inc.	804,100	8,363
* Freescale Semiconductor Holdings I Ltd.	658,150	8,326
Avago Technologies Ltd.	285,600	8,242
* Cardtronics Inc.	283,896	7,682
Seagate Technology plc	376,900	6,181
* Informatica Corp.	160,900	5,942
* Fairchild Semiconductor International Inc. Class A	485,290	5,843
* Silicon Graphics International Corp.	500,588	5,737
* Advanced Micro Devices Inc.	1,044,535	5,640
* Lattice Semiconductor Corp.	855,850	5,084
* Kulicke & Soffa Industries Inc.	521,200	4,821
DST Systems Inc.	103,230	4,699
* ANSYS Inc.	73,500	4,210
Plantronics Inc.	110,900	3,952
* SYNNEX Corp.	113,274	3,450
* Aspen Technology Inc.	195,500	3,392
* Manhattan Associates Inc.	79,200	3,206
Diebold Inc.	105,800	3,181
MAXIMUS Inc.	74,940	3,099
* Insight Enterprises Inc.	198,800	3,040
* Ultratech Inc.	115,400	2,835
* Netgear Inc.	81,106	2,723
* Teradyne Inc.	186,917	2,548
* Novellus Systems Inc.	58,600	2,420
* Mentor Graphics Corp.	150,000	2,034
Jabil Circuit Inc.	90,400	1,777
* Electronics for Imaging Inc.	122,300	1,743
NIC Inc.	115,750	1,541
* CommVault Systems Inc.	33,900	1,448
* Teradata Corp.	28,287	1,372
* Anadigics Inc.	620,900	1,360
* Formfactor Inc.	267,200	1,352
* Ciena Corp.	100,600	1,217
Heartland Payment Systems Inc.	47,600	1,159
* Photronics Inc.	189,800	1,154
* Brightpoint Inc.	105,000	1,130
MercadoLibre Inc.	14,000	1,114
* Ceva Inc.	34,800	1,053
* Liquidity Services Inc.	26,500	978
MKS Instruments Inc.	34,400	957
* Kemet Corp.	119,250	841
Blackbaud Inc.	30,300	839
* Newport Corp.	60,000	817
* Power-One Inc.	205,630	804
* Veeco Instruments Inc.	37,700	784
* Flextronics International Ltd.	134,670	762
		470,625
Materials (6.2%)
CF Industries Holdings Inc.	214,700	31,127
Eastman Chemical Co.	673,436	26,304
Domtar Corp.	327,425	26,181
* Rockwood Holdings Inc.	595,710	23,453
* Coeur d'Alene Mines Corp.	480,000	11,587
Hecla Mining Co.	1,838,400	9,615
Innophos Holdings Inc.	162,985	7,915

Buckeye Technologies Inc.	209,308	6,999
* Graphic Packaging Holding Co.	1,327,019	5,653
* WR Grace & Co.	119,900	5,506
Westlake Chemical Corp.	127,386	5,126
Sherwin-Williams Co.	35,900	3,205
Noranda Aluminum Holding Corp.	366,600	3,024
* Georgia Gulf Corp.	134,900	2,629
* KapStone Paper and Packaging Corp.	161,600	2,544
Aptargroup Inc.	48,200	2,515
* Innospec Inc.	87,200	2,448
Haynes International Inc.	43,100	2,353
Neenah Paper Inc.	93,600	2,089
Schweitzer-Mauduit International Inc.	27,589	1,834
PolyOne Corp.	119,150	1,376
* TPC Group Inc.	48,540	1,132
* LSB Industries Inc.	38,100	1,068
NewMarket Corp.	5,222	1,035
* Mercer International Inc.	157,900	963
Albemarle Corp.	14,600	752
		188,433
Telecommunication Services (1.0%)
* MetroPCS Communications Inc.	1,820,087	15,798
* Vonage Holdings Corp.	2,490,680	6,102
Windstream Corp.	423,800	4,975
Consolidated Communications Holdings Inc.	172,374	3,284
Alaska Communications Systems Group Inc.	164,604	496
		30,655
Utilities (5.9%)
CMS Energy Corp.	1,346,062	29,721
Pepco Holdings Inc.	973,100	19,754
CenterPoint Energy Inc.	820,300	16,480
Portland General Electric Co.	554,800	14,031
Northeast Utilities	367,720	13,264
DTE Energy Co.	223,350	12,161
Southwest Gas Corp.	271,640	11,542
El Paso Electric Co.	296,600	10,274
TECO Energy Inc.	485,500	9,293
Alliant Energy Corp.	203,360	8,970
PNM Resources Inc.	477,235	8,700
ONEOK Inc.	92,345	8,005
NSTAR	81,255	3,816
NorthWestern Corp.	88,397	3,164
Atmos Energy Corp.	72,911	2,432
WGL Holdings Inc.	44,671	1,975
Vectren Corp.	39,700	1,200
MGE Energy Inc.	25,000	1,169
Pinnacle West Capital Corp.	23,700	1,142
Laclede Group Inc.	27,600	1,117
Ameren Corp.	28,700	951
		179,161
Total Common Stocks (Cost $2,712,805)		3,033,822

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.8%)
[2,3] Vanguard Market Liquidity Fund	0.110%		25,185,902	25,186

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes	0.040%	4/24/12	1,000	999
[4,5] Freddie Mac Discount Notes	0.050%	4/4/12	1,000	1,000
[4,5] Freddie Mac Discount Notes	0.050%	4/24/12	600	600
				2,599
Total Temporary Cash Investments (Cost $27,786)				27,785
Total Investments (100.3%) (Cost $2,740,591)				3,061,607
Other Assets and Liabilities-Net (-0.3%)[3]				(8,746)
Net Assets (100%)				3,052,861

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $11,116,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $11,595,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $2,599,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Strategic Equity Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,033,822	—	—
Temporary Cash Investments	25,186	2,599	—
Futures Contracts—Liabilities[1]	(59)	—	—
Total	3,058,949	2,599	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2012	163	12,042	156
E-mini S&P MidCap 400 Index	March 2012	39	3,422	160

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2011, the cost of investment securities for tax purposes was $2,740,591,000.

Net unrealized appreciation of investment securities for tax purposes was $321,016,000, consisting of unrealized gains of $472,458,000 on securities that had risen in value since their purchase and $151,442,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Opportunity Fund

Schedule of Investments
As of December 31, 2011

			Market
			Value
		Shares	($000)
Common Stocks (97.9%)
Consumer Discretionary (10.0%)
*	CarMax Inc.	4,346,797	132,490
*	DIRECTV Class A	3,068,376	131,204
*,1 Ascena Retail Group Inc.		4,103,900	121,968
	TJX Cos. Inc.	1,400,000	90,370
*	Bed Bath & Beyond Inc.	1,056,500	61,245
	Carnival Corp.	1,719,600	56,128
	Whirlpool Corp.	1,122,200	53,248
	Gentex Corp.	1,050,000	31,070
	Nordstrom Inc.	200,000	9,942
	Lowe's Cos. Inc.	375,000	9,518
*	Amazon.com Inc.	54,700	9,469
1	Strattec Security Corp.	209,993	4,189
	Limited Brands Inc.	77,781	3,138
*	DreamWorks Animation SKG Inc. Class A	155,000	2,572
*	Michael Kors Holdings Ltd.	50,400	1,373
*,^ Tesla Motors Inc.		23,000	657
*	Dunkin' Brands Group Inc.	16,300	407
*	Warnaco Group Inc.	3,390	170
	Ross Stores Inc.	2,800	133
			719,291
Consumer Staples (0.0%)
	CVS Caremark Corp.	15,000	612

Energy (5.2%)
	Oceaneering International Inc.	1,951,800	90,037
	Noble Energy Inc.	922,100	87,037
	National Oilwell Varco Inc.	1,025,900	69,751
	Cabot Oil & Gas Corp.	449,000	34,079
*	McDermott International Inc.	2,771,300	31,898
	ConocoPhillips	300,000	21,861
	Range Resources Corp.	197,900	12,258
*	Southwestern Energy Co.	357,900	11,431
	Ensco plc ADR	193,340	9,071
	Transocean Ltd.	100,000	3,839
	Hess Corp.	30,000	1,704
*	Exterran Holdings Inc.	150,000	1,365
			374,331
Financials (1.3%)
	Charles Schwab Corp.	6,477,100	72,932
	Chubb Corp.	350,000	24,227
			97,159
Health Care (29.3%)
*	Biogen Idec Inc.	3,558,500	391,613
	Amgen Inc.	5,811,900	373,182
	Eli Lilly & Co.	7,488,000	311,201
	Roche Holding AG	1,563,700	264,450
	Medtronic Inc.	5,257,800	201,111
	Novartis AG ADR	3,075,000	175,798

*	BioMarin Pharmaceutical Inc.	4,941,700	169,896
*	Life Technologies Corp.	2,309,145	89,849
*	Boston Scientific Corp.	7,608,600	40,630
*	Dendreon Corp.	4,510,700	34,281
*	Edwards Lifesciences Corp.	300,000	21,210
*	Pharmacyclics Inc.	1,103,724	16,357
*	Illumina Inc.	516,600	15,746
*	Waters Corp.	79,000	5,850
*	Affymetrix Inc.	800,000	3,272
*	Charles River Laboratories International Inc.	79,000	2,159
*	Cerner Corp.	20,000	1,225
*	InterMune Inc.	71,000	895
	PerkinElmer Inc.	13,000	260
			2,118,985
Industrials (13.7%)
	FedEx Corp.	2,812,750	234,893
*	Thomas & Betts Corp.	2,600,000	141,960
	Rockwell Automation Inc.	1,745,100	128,038
	Southwest Airlines Co.	9,919,100	84,907
^	Ritchie Bros Auctioneers Inc.	3,220,400	71,106
	Pall Corp.	1,106,600	63,242
	CH Robinson Worldwide Inc.	728,800	50,856
*	Babcock & Wilcox Co.	1,781,500	43,005
	Union Pacific Corp.	307,000	32,524
*	JetBlue Airways Corp.	5,940,150	30,889
*	AECOM Technology Corp.	1,190,500	24,489
	Expeditors International of Washington Inc.	492,700	20,181
	European Aeronautic Defence and Space Co. NV	535,050	16,661
	SPX Corp.	275,000	16,574
	Chicago Bridge & Iron Co. NV	365,700	13,823
*	Jacobs Engineering Group Inc.	332,000	13,473
*	US Airways Group Inc.	57,000	289
			986,910
Information Technology (34.6%)
	Altera Corp.	7,304,600	271,001
*	Google Inc. Class A	284,605	183,826
	ASML Holding NV	4,357,956	182,119
*	Symantec Corp.	10,180,900	159,331
*	Electronic Arts Inc.	7,100,200	146,264
*	Trimble Navigation Ltd.	2,890,300	125,439
*	NVIDIA Corp.	8,677,000	120,263
	Texas Instruments Inc.	3,989,100	116,123
	Corning Inc.	8,505,000	110,395
	Microsoft Corp.	4,000,000	103,840
*	Research In Motion Ltd.	7,108,700	103,076
*	Cree Inc.	3,944,900	86,946
*	Adobe Systems Inc.	3,045,900	86,108
*	SanDisk Corp.	1,374,948	67,661
*	Flextronics International Ltd.	10,321,800	58,421
*	NeuStar Inc. Class A	1,700,560	58,108
*	EMC Corp.	2,250,000	48,465
	Plantronics Inc.	1,150,000	40,986
*	Rambus Inc.	5,120,000	38,656
*	Micron Technology Inc.	5,550,000	34,909
*,1 Descartes Systems Group Inc.		4,645,000	33,258
	Visa Inc. Class A	326,930	33,193

	Hewlett-Packard Co.		1,270,000	32,715
	Qualcomm Inc.		549,325	30,048
*,1 Formfactor Inc.			5,769,300	29,193
	Intuit Inc.		375,000	19,721
*	Entegris Inc.		2,019,231	17,618
	Motorola Solutions Inc.		375,000	17,359
*	Smart Technologies Inc. Class A		4,672,304	17,241
*	Nuance Communications Inc.		625,000	15,725
*	FEI Co.		345,000	14,069
*	Motorola Mobility Holdings Inc.		350,000	13,580
*	Cymer Inc.		250,000	12,440
*	Apple Inc.		24,000	9,720
	Xilinx Inc.		300,000	9,618
*	Ciena Corp.		607,142	7,346
	Analog Devices Inc.		200,000	7,156
	KLA-Tencor Corp.		130,000	6,273
*	Brocade Communications Systems Inc.		1,200,000	6,228
	Jabil Circuit Inc.		300,000	5,898
	Accenture plc Class A		95,700	5,094
*	Rovi Corp.		175,000	4,302
*	NetApp Inc.		100,000	3,627
*	Citrix Systems Inc.		50,000	3,036
*	Zynga Inc.		254,700	2,397
	Mastercard Inc. Class A		3,100	1,156
				2,499,948
Materials (2.5%)
	Monsanto Co.		2,569,986	180,079

Telecommunication Services (0.1%)
*	Sprint Nextel Corp.		4,200,000	9,828

Utilities (1.2%)
*	AES Corp.		4,688,425	55,511
	Public Service Enterprise Group Inc.		1,005,600	33,195
				88,706
Total Common Stocks (Cost $5,236,019)				7,075,849
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (2.8%)
Money Market Fund (2.8%)

	[2,3] Vanguard Market Liquidity Fund (Cost $206,585)	0.110%	206,585,003	206,585

Total Investments (100.7%) (Cost $5,442,604)				7,282,434
Other Assets and Liabilities-Net (-0.7%)[3]				(52,986)
Net Assets (100%)				7,229,448

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $20,502,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $21,361,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

Capital Opportunity Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,794,738	281,111	—
Temporary Cash Investments	206,585	—	—
Total	7,001,323	281,111	—

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

Capital Opportunity Fund

			Current Period Transactions
			Proceeds		Dec. 31,
	Sept. 31, 2011		from		2011
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Ascena Retail Group Inc.	112,246	—	1,213	—	121,968
Descartes Systems Group Inc.	28,892	—	—	—	33,258
Formfactor Inc.	35,864	303	223	—	29,193
Strattec Security Corp.	5,088	—	49	21	4,189
Thomas & Betts Corp.	115,739	—	15,139	—	N/A1
	297,829				188,608
1 Not applicable — At December 31, 2011, the security was still held, but the issuer was no longer an affiliated company of the fund.

E. At December 31, 2011, the cost of investment securities for tax purposes was $5,442,604,000.

Net unrealized appreciation of investment securities for tax purposes was $1,839,830,000, consisting of unrealized gains of $2,680,811,000 on securities that had risen in value since their purchase and $840,981,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global Equity Fund

Schedule of Investments
As of December 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (97.0%)[1]
Australia (2.1%)
Rio Tinto Ltd.	275,752	17,000
BHP Billiton Ltd.	440,724	15,557
Santos Ltd.	1,227,983	15,368
National Australia Bank Ltd.	249,234	5,937
Australia & New Zealand Banking Group Ltd.	219,043	4,588
Brambles Ltd.	480,876	3,511
Amcor Ltd./Australia	389,798	2,869
Iluka Resources Ltd.	124,436	1,971
Orica Ltd.	59,242	1,466
Westpac Banking Corp.	41,569	849
Cochlear Ltd.	12,620	801
Challenger Ltd./AU	162,067	684
Beach Energy Ltd.	500,099	630
Alumina Ltd.	455,071	521
Commonwealth Bank of Australia	9,568	481
Bendigo and Adelaide Bank Ltd.	28,579	234
DuluxGroup Ltd.	59,322	175
		72,642
Austria (0.1%)
OMV AG	38,333	1,161
Andritz AG	10,903	902
Oesterreichische Post AG	27,351	824
		2,887
Belgium (0.3%)
Anheuser-Busch InBev NV	74,627	4,555
Groupe Bruxelles Lambert SA	30,257	2,013
Delhaize Group SA	21,460	1,203
KBC Groep NV	59,700	746
		8,517
Brazil (1.0%)
Vale SA Class B ADR	414,100	8,530
Petroleo Brasileiro SA ADR Type A	305,900	7,186
Banco do Brasil SA	394,400	5,011
Tim Participacoes SA ADR	105,972	2,734
* OGX Petroleo e Gas Participacoes SA	340,403	2,486
BM&FBovespa SA	366,500	1,925
Odontoprev SA	109,951	1,568
Embraer SA ADR	49,231	1,242
Petroleo Brasileiro SA ADR	34,900	867
Cielo SA	28,900	747
Multiplan Empreendimentos Imobiliarios SA	34,500	708
Diagnosticos da America SA	74,700	621
Fibria Celulose SA ADR	79,100	615
MRV Engenharia e Participacoes SA	94,400	541
Localiza Rent a Car SA	31,115	427
Brasil Telecom SA Prior Pfd.	31,400	183
		35,391

Canada (3.0%)
Rogers Communications Inc. Class B	714,106	27,513
Bombardier Inc. Class B	3,931,616	15,669
Imperial Oil Ltd.	245,092	10,920
Magna International Inc.	312,920	10,444
BCE Inc.	132,531	5,525
Onex Corp.	164,704	5,364
Bank of Montreal	84,294	4,620
Nexen Inc.	226,712	3,607
* ACE Aviation Holdings Inc. Class A	343,110	3,590
Fairfax Financial Holdings Ltd.	7,379	3,186
Agrium Inc.	44,890	3,013
Kinross Gold Corp.	214,030	2,443
* New Gold Inc.	212,900	2,148
Ritchie Bros Auctioneers Inc.	76,607	1,692
* CGI Group Inc. Class A	68,100	1,284
Saputo Inc.	31,600	1,211
Groupe Aeroplan Inc.	86,213	1,010
Alimentation Couche Tard Inc. Class B	13,900	433
Calfrac Well Services Ltd.	9,700	271
Empire Co. Ltd. Class A	4,500	261
* Catalyst Paper Corp.	1,158,844	40
^ Yellow Media Inc.	83,441	15
* Nortel Networks Corp.	241,295	4
		104,263
Chile (0.1%)
Enersis SA ADR	244,112	4,304
Vina Concha y Toro SA	299,789	571
		4,875
China (2.7%)
China Petroleum & Chemical Corp.	22,904,000	24,044
China Mobile Ltd.	2,281,500	22,166
Tsingtao Brewery Co. Ltd.	1,774,000	9,805
PetroChina Co. Ltd.	5,868,000	7,287
China Unicom Hong Kong Ltd.	3,412,000	7,193
China Telecom Corp. Ltd.	10,680,000	6,075
Dongfeng Motor Group Co. Ltd.	2,200,000	3,757
^ Mindray Medical International Ltd. ADR	98,792	2,533
Evergrande Real Estate Group Ltd.	5,033,000	2,071
Spreadtrum Communications Inc. ADR	55,421	1,157
* Netease.com ADR	25,700	1,153
China Resources Enterprise Ltd.	336,067	1,151
* Baidu Inc. ADR	9,600	1,118
Shandong Weigao Group Medical Polymer Co. Ltd.	992,000	891
* Sohu.com Inc.	13,300	665
Want Want China Holdings Ltd.	565,453	563
* Shanda Interactive Entertainment Ltd. ADR	13,125	525
Tingyi Cayman Islands Holding Corp.	144,677	438
Weiqiao Textile Co.	778,185	389
Silver Grant International	1,692,000	354
		93,335

Colombia (0.0%)
Cementos Argos SA	64,150	359

Cyprus (0.0%)
Globaltrans Investment plc GDR	44,862	616

Denmark (0.5%)
Carlsberg A/S Class B	54,630	3,847
Coloplast A/S Class B	24,145	3,465
Novo Nordisk A/S Class B	26,127	3,002
* William Demant Holding A/S	26,776	2,221
GN Store Nord A/S	216,874	1,820
* Danske Bank A/S	62,838	794
* Topdanmark A/S	3,899	606
* Jyske Bank A/S	23,304	571
* Vestas Wind Systems A/S	39,297	423
* Bang & Olufsen A/S	33,672	316
AP Moeller - Maersk A/S Class B	37	243
		17,308
Egypt (0.0%)
Ezz Steel	1,397,944	870
* Egyptian Financial Group-Hermes Holding	391,843	656
		1,526
Finland (0.3%)
Sampo Oyj	164,626	4,072
Metso Oyj	78,220	2,889
Wartsila OYJ Abp	19,854	571
Tieto Oyj	38,558	547
Cargotec Oyj Class B	15,037	444
Nokia Oyj	70,491	340
^ Outokumpu Oyj	26,850	176
		9,039
France (3.0%)
European Aeronautic Defence and Space Co. NV	582,109	18,126
Total SA	327,046	16,689
Vivendi SA	724,265	15,810
BNP Paribas SA	290,082	11,296
Bouygues SA	238,521	7,502
Renault SA	143,100	4,942
Societe Generale SA	189,047	4,173
Sanofi	41,189	3,011
Peugeot SA	190,933	2,974
Legrand SA	91,749	2,939
ArcelorMittal	101,392	1,842
AXA SA	110,826	1,433
Neopost SA	21,174	1,424
Societe BIC SA	15,210	1,346
Carrefour SA	56,773	1,292
Arkema SA	17,661	1,241
Thales SA	36,712	1,156
Groupe Eurotunnel SA	161,478	1,095
Technip SA	8,255	774
Eurofins Scientific	9,450	687
Edenred	26,202	643
SA des Ciments Vicat	7,459	426
Imerys SA	7,677	352

Alstom SA	8,304	251
* Alcatel-Lucent ADR	131,498	205
APERAM	722	10
* Eurofins Scientific Warrants Exp. 06/29/2017	249	3
		101,642
Germany (1.9%)
Deutsche Post AG	565,549	8,695
E.ON AG	382,676	8,247
Allianz SE	65,690	6,274
Bayerische Motoren Werke AG	93,165	6,228
Fresenius Medical Care AG & Co. KGaA	71,944	4,887
BASF SE	68,437	4,764
Deutsche Lufthansa AG	332,598	3,956
Bayer AG	55,485	3,543
Daimler AG	77,968	3,416
Volkswagen AG Prior Pfd.	22,300	3,334
SAP AG	47,553	2,515
Infineon Technologies AG	190,360	1,430
* Deutsche Boerse AG	27,166	1,422
Siemens AG	11,664	1,116
Suedzucker AG	33,188	1,057
Hannover Rueckversicherung AG	13,240	656
Adidas AG	9,352	608
Deutsche Bank AG	15,904	603
GEA Group AG	21,137	597
Axel Springer AG	11,289	484
Celesio AG	15,140	239
ThyssenKrupp AG	870	20
		64,091
Greece (0.1%)
Coca Cola Hellenic Bottling Co. SA	149,026	2,553

Hong Kong (3.8%)
Jardine Strategic Holdings Ltd.	1,227,900	33,961
Jardine Matheson Holdings Ltd.	616,302	28,956
First Pacific Co. Ltd./Hong Kong	11,509,600	11,942
New World Development Co. Ltd.	12,566,097	10,090
SmarTone Telecommunications Holding Ltd.	4,780,080	8,242
Television Broadcasts Ltd.	1,142,000	6,915
Esprit Holdings Ltd.	4,911,943	6,324
CLP Holdings Ltd.	611,000	5,191
Wheelock & Co. Ltd.	1,788,000	4,421
Midland Holdings Ltd.	6,608,000	3,427
Hongkong & Shanghai Hotels	3,058,378	3,383
Henderson Land Development Co. Ltd.	458,466	2,271
Hong Kong Aircraft Engineering Co. Ltd.	170,400	2,192
Hong Kong Exchanges and Clearing Ltd.	54,000	859
Texwinca Holdings Ltd.	487,139	540
* Next Media Ltd.	6,072,000	530
* I-CABLE Communications Ltd.	6,402,000	329
City Telecom HK Ltd. ADR	17,300	182
		129,755

Hungary (0.0%)
OTP Bank plc	17,667	233

India (0.4%)
Punjab National Bank	301,792	4,432
Bank of Baroda	231,128	2,889
Zee Entertainment Enterprises Ltd.	423,471	939
Indian Bank	223,019	776
Allahabad Bank	358,648	775
Grasim Industries Ltd.	14,244	667
Infosys Ltd. ADR	12,784	657
* Dish TV India Ltd.	445,283	493
Tata Consultancy Services Ltd.	20,910	456
United Breweries Ltd.	56,578	409
Havells India Ltd.	56,327	408
Sun TV Network Ltd.	61,060	315
* Idea Cellular Ltd.	116,891	181
		13,397
Indonesia (0.6%)
* Bank Pan Indonesia Tbk PT	75,662,343	6,503
Indofood Sukses Makmur Tbk PT	8,187,500	4,149
Matahari Putra Prima Tbk PT	23,927,775	2,426
Semen Gresik Persero Tbk PT	1,916,000	2,418
Bank Negara Indonesia Persero Tbk PT	2,338,111	978
Gajah Tunggal Tbk PT	2,642,500	872
Gudang Garam Tbk PT	83,000	567
Bank Rakyat Indonesia Persero Tbk PT	588,768	438
Citra Marga Nusaphala Persada Tbk PT	2,020,500	374
Ace Hardware Indonesia Tbk PT	264,000	119
Mayora Indah Tbk PT	70,000	110
* Mulia Industrindo Tbk PT	921,000	45
Sumber Alfaria Trijaya Tbk PT	17,180	7
		19,006
Ireland (0.2%)
Paddy Power plc	35,818	2,062
CRH plc	87,415	1,733
Dragon Oil plc	137,335	977
* Ryanair Holdings plc ADR	28,878	805
* Governor & Co. of the Bank of Ireland	7,513,588	794
DCC plc (London Shares)	28,986	687
Irish Continental Group plc	28,622	562
DCC plc	14,768	349
* Independent News & Media plc	318,558	84
* Irish Bank Resolution Corp. Ltd.	122,273	—
		8,053
Israel (0.0%)
Teva Pharmaceutical Industries Ltd. ADR	17,300	698

Italy (0.9%)
Enel SPA	2,381,304	9,660
Saipem SPA	107,207	4,535
Telecom Italia SPA (Registered)	3,703,100	3,958
Luxottica Group SPA ADR	106,468	2,974
Telecom Italia SPA (Bearer)	2,707,300	2,423
* Fiat Industrial SPA	219,090	1,866
Luxottica Group SPA	61,709	1,726

Fiat SPA	218,604	998
Davide Campari-Milano SPA	92,610	616
UniCredit SPA	63,405	523
Intesa Sanpaolo SPA (Registered)	218,567	364
Finmeccanica SPA	39,468	145
		29,788
Japan (8.3%)
Nippon Telegraph & Telephone Corp.	676,000	34,415
Daito Trust Construction Co. Ltd.	201,600	17,262
Hitachi Ltd.	3,085,000	16,048
Marubeni Corp.	2,045,000	12,447
Fujitsu Ltd.	2,123,000	11,008
Japan Tobacco Inc.	1,646	7,740
Namco Bandai Holdings Inc.	422,350	5,994
Kao Corp.	213,400	5,823
Sumitomo Mitsui Financial Group Inc.	208,300	5,777
Nissan Motor Co. Ltd.	618,000	5,534
JX Holdings Inc.	915,950	5,527
NTT Data Corp.	1,728	5,502
Sharp Corp./Japan	562,000	4,899
Mitsubishi UFJ Financial Group Inc.	991,400	4,197
Bridgestone Corp.	179,800	4,072
* Pioneer Corp.	887,800	3,978
Toyota Motor Corp.	116,200	3,842
ORIX Corp.	44,440	3,664
Dainippon Sumitomo Pharma Co. Ltd.	320,700	3,650
Mitsui & Co. Ltd.	222,700	3,452
East Japan Railway Co.	51,800	3,302
Toyota Tsusho Corp.	187,200	3,300
JFE Holdings Inc.	174,000	3,146
Inpex Corp.	471	2,966
Yamaha Motor Co. Ltd.	233,900	2,958
Tokyo Electron Ltd.	51,800	2,625
FUJIFILM Holdings Corp.	110,700	2,611
Sumitomo Electric Industries Ltd.	237,500	2,571
Seven & I Holdings Co. Ltd.	90,300	2,517
Tokyo Gas Co. Ltd.	544,000	2,507
Otsuka Holdings Co. Ltd.	82,400	2,313
Secom Co. Ltd.	49,600	2,281
JS Group Corp.	112,900	2,164
Toyo Seikan Kaisha Ltd.	156,700	2,133
Astellas Pharma Inc.	51,400	2,087
Nintendo Co. Ltd.	15,000	2,059
Yamada Denki Co. Ltd.	29,350	1,999
Yamato Holdings Co. Ltd.	116,500	1,961
Capcom Co. Ltd.	77,100	1,823
Aeon Co. Ltd.	125,600	1,720
West Japan Railway Co.	38,800	1,686
Ship Healthcare Holdings Inc.	74,300	1,621
* Mazda Motor Corp.	887,000	1,560
Dentsu Inc.	50,500	1,536
Isetan Mitsukoshi Holdings Ltd.	145,700	1,522
NET One Systems Co. Ltd.	547	1,489
MS&AD Insurance Group Holdings	80,000	1,477
Calsonic Kansei Corp.	259,000	1,472
Alfresa Holdings Corp.	34,700	1,461
Rohm Co. Ltd.	31,400	1,460

Nichii Gakkan Co.	118,000	1,436
Obayashi Corp.	310,000	1,378
Fukuoka Financial Group Inc.	321,000	1,345
Kyowa Hakko Kirin Co. Ltd.	105,000	1,282
SKY Perfect JSAT Holdings Inc.	2,509	1,251
Mitsubishi Corp.	62,000	1,250
Dainippon Screen Manufacturing Co. Ltd.	148,000	1,244
Kirin Holdings Co. Ltd.	100,000	1,215
Nippon Meat Packers Inc.	98,000	1,214
Sekisui House Ltd.	133,000	1,182
Mitsubishi Estate Co. Ltd.	79,000	1,178
Shiseido Co. Ltd.	63,400	1,164
^ KYB Co. Ltd.	242,000	1,140
Dai-ichi Life Insurance Co. Ltd.	1,149	1,128
Daihatsu Motor Co. Ltd.	63,000	1,120
Hitachi Chemical Co. Ltd.	63,400	1,110
NTT DoCoMo Inc.	595	1,092
Daiwa House Industry Co. Ltd.	91,000	1,088
Shimizu Corp.	243,000	1,021
Sumitomo Forestry Co. Ltd.	112,400	996
Omron Corp.	48,600	976
Idemitsu Kosan Co. Ltd.	9,300	958
Zeon Corp.	110,000	950
Kinden Corp.	112,000	944
NKSJ Holdings Inc.	48,250	944
Marui Group Co. Ltd.	116,300	904
Shinsei Bank Ltd.	871,000	901
Central Japan Railway Co.	106	895
Toyo Suisan Kaisha Ltd.	36,000	871
K's Holdings Corp.	21,900	867
Olympus Corp.	64,800	852
Onward Holdings Co. Ltd.	109,000	798
IHI Corp.	327,000	793
Bank of Yokohama Ltd.	162,000	764
Chiba Bank Ltd.	117,000	752
NSK Ltd.	116,000	749
Aisin Seiki Co. Ltd.	23,400	663
Yamatake Corp.	29,300	637
Hitachi Metals Ltd.	55,000	597
Nippon Express Co. Ltd.	146,000	568
Nippon Suisan Kaisha Ltd.	163,200	559
Taiyo Nippon Sanso Corp.	80,000	556
* Sumco Corp.	70,100	516
Unipres Corp.	17,600	503
Ryosan Co. Ltd.	22,500	476
IT Holdings Corp.	34,900	418
Tokyo Ohka Kogyo Co. Ltd.	20,100	398
HIS Co. Ltd.	13,500	385
Sumitomo Rubber Industries Ltd.	30,400	365
Taisei Corp.	140,000	355
Seino Holdings Corp.	45,000	348
Panasonic Corp.	40,600	343
Sekisui Chemical Co. Ltd.	41,000	338
Nomura Research Institute Ltd.	14,700	332
Konica Minolta Holdings Inc.	41,000	305
Fuji Soft Inc.	16,300	292
Itochu Techno-Solutions Corp.	6,500	292

United Arrows Ltd.	14,800	285
Aoyama Trading Co. Ltd.	14,900	279
Gulliver International Co. Ltd.	6,790	278
Heiwa Corp.	16,100	278
Nagase & Co. Ltd.	25,000	272
Xebio Co. Ltd.	11,400	270
Toho Holdings Co. Ltd.	19,400	268
Tsuruha Holdings Inc.	4,700	262
Asahi Kasei Corp.	43,000	259
Avex Group Holdings Inc.	20,200	258
Fuji Media Holdings Inc.	169	256
Geo Holdings Corp.	244	253
Nihon Unisys Ltd.	39,100	248
Nomura Real Estate Holdings Inc.	16,700	248
Autobacs Seven Co. Ltd.	5,400	247
Alpine Electronics Inc.	23,000	246
MediPal Holdings Corp.	23,500	245
Toppan Forms Co. Ltd.	31,700	241
Otsuka Corp.	3,500	241
EDION Corp.	29,600	240
Brother Industries Ltd.	19,600	240
Press Kogyo Co. Ltd.	49,000	235
Yellow Hat Ltd.	14,700	234
Fujitsu General Ltd.	41,000	234
Melco Holdings Inc.	8,600	232
Resorttrust Inc.	15,600	230
Suzuken Co. Ltd.	8,300	230
Saizeriya Co. Ltd.	13,700	228
Kohnan Shoji Co. Ltd.	13,700	224
Musashi Seimitsu Industry Co. Ltd.	10,200	219
Daicel Corp.	36,000	219
Kawasaki Heavy Industries Ltd.	87,000	216
Fujitsu Frontech Ltd.	25,500	167
* JVC Kenwood Corp.	38,100	131
* Tokyo Electric Power Co. Inc.	53,100	127
Inabata & Co. Ltd.	10,600	63
Noritake Co. Ltd.	13,000	39
Dowa Holdings Co. Ltd.	4,000	25
		284,623
Malaysia (1.5%)
CIMB Group Holdings Bhd.	6,616,838	15,516
Genting Malaysia Bhd.	10,316,900	12,452
AMMB Holdings Bhd.	4,335,987	8,136
Sime Darby Bhd.	1,962,057	5,692
Telekom Malaysia Bhd.	3,043,375	4,764
British American Tobacco Malaysia Bhd.	160,400	2,525
Multi-Purpose Holdings Bhd.	1,744,190	1,468
* Malaysian Airline System Bhd.	3,279,566	1,343
Genting Bhd.	135,800	471
Carlsberg Brewery-Malay Bhd.	109,600	295
* UEM Land Holdings Bhd.	315,900	241
		52,903
Mexico (0.3%)
America Movil SAB de CV ADR	251,416	5,682
* Cemex SAB de CV ADR	321,417	1,733
Fomento Economico Mexicano SAB de CV ADR	10,300	718

* Genomma Lab Internacional SAB de CV Class B	333,794	645
Grupo Televisa SAB ADR	28,500	600
America Movil SAB de CV	497,400	564
Alfa SAB de CV Class A	46,400	505
Telefonos de Mexico SAB de CV ADR	33,943	490
Bolsa Mexicana de Valores SAB de CV	303,000	488
Grupo Carso SAB de CV	197,600	478
		11,903
Morocco (0.0%)
Maroc Telecom SA	22,195	350

Netherlands (0.7%)
* ING Groep NV	990,710	7,085
Koninklijke DSM NV	69,341	3,205
Heineken NV	65,866	3,046
Koninklijke KPN NV	254,981	3,044
Koninklijke Boskalis Westminster NV	62,410	2,286
Randstad Holding NV	58,540	1,722
* QIAGEN NV	64,500	891
Akzo Nobel NV	15,434	744
ASML Holding NV	16,662	696
Koninklijke Philips Electronics NV	27,074	568
Wolters Kluwer NV	32,753	565
TNT Express NV	12,503	93
PostNL NV	12,503	40
*,^ Eurocastle Investment Ltd.	275,977	21
		24,006
New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd.	282,806	453
* Chorus Ltd.	56,561	137
* PGG Wrightson Ltd.	51,996	16
		606
Norway (0.6%)
Statoil ASA	523,756	13,414
Seadrill Ltd.	101,920	3,399
DNB ASA	160,452	1,564
Norsk Hydro ASA	249,000	1,149
Storebrand ASA	63,234	327
		19,853
Philippines (1.6%)
Ayala Corp.	2,473,323	17,552
Globe Telecom Inc.	376,900	9,745
ABS-CBN Holdings Corp.	13,521,188	9,219
Jollibee Foods Corp.	2,855,690	5,894
DMCI Holdings Inc.	5,814,900	5,487
Lopez Holdings Corp.	33,935,874	3,950
BDO Unibank Inc.	1,276,150	1,717
SM Investments Corp.	105,900	1,409
Bank of the Philippine Islands	268,300	338
Universal Robina Corp.	181,800	199
		55,510
Poland (0.4%)
KGHM Polska Miedz SA	366,157	11,680
* Polski Koncern Naftowy Orlen SA	147,234	1,442
Tauron Polska Energia SA	480,699	742

Bank Pekao SA	13,694	558
		14,422
Portugal (0.1%)
EDP - Energias de Portugal SA	1,102,610	3,405

Russia (1.0%)
Gazprom OAO ADR	1,815,315	19,340
Lukoil OAO ADR	261,975	13,866
* Sberbank of Russia ADR	107,007	1,058
Sistema JSFC GDR	30,421	511
Gazprom OAO ADR	30,334	323
Eurasia Drilling Co. Ltd. GDR	13,254	312
LSR Group GDR	57,897	195
		35,605
Singapore (0.8%)
DBS Group Holdings Ltd.	1,154,000	10,243
Great Eastern Holdings Ltd.	711,000	6,912
* STATS ChipPAC Ltd.	8,320,000	2,894
GuocoLeisure Ltd.	6,166,000	2,825
* Genting Singapore plc	1,066,244	1,241
Mandarin Oriental International Ltd.	806,690	1,209
United Industrial Corp. Ltd.	368,000	775
Golden Agri-Resources Ltd.	1,010,000	556
Global Yellow Pages Ltd.	2,403,000	160
Yangzijiang Shipbuilding Holdings Ltd.	200,000	140
* Global Yellow Pages Ltd. Warrants Exp. 08/13/2014	704,000	6
		26,961
South Africa (1.9%)
Hosken Consolidated Investments Ltd.	1,443,083	14,747
RMB Holdings Ltd.	1,483,238	5,013
Clicks Group Ltd.	856,450	4,904
Nedbank Group Ltd.	256,991	4,608
Anglo American plc	120,722	4,413
Sun International Ltd./South Africa	368,158	3,824
FirstRand Ltd.	1,357,077	3,482
MTN Group Ltd.	183,790	3,266
Naspers Ltd.	73,302	3,202
RMI Holdings	1,583,806	2,630
Anglo American Platinum Ltd.	31,492	2,072
JD Group Ltd./South Africa	296,836	1,782
Remgro Ltd.	96,537	1,418
* Old Mutual plc	654,874	1,379
Exxaro Resources Ltd.	58,520	1,216
Standard Bank Group Ltd.	86,631	1,058
Gold Fields Ltd.	66,432	1,019
AngloGold Ashanti Ltd.	20,027	850
Foschini Group Ltd.	45,988	597
JSE Ltd.	64,370	566
City Lodge Hotels Ltd.	56,350	534
MMI Holdings Ltd.	226,203	479
Steinhoff International Holdings Ltd.	165,153	469
Imperial Holdings Ltd.	30,672	469
* Murray & Roberts Holdings Ltd.	113,841	361
Discovery Holdings Ltd.	53,846	290
Mondi Ltd.	12,320	87

* Mpact Ltd.	15,297	28
		64,763
South Korea (2.5%)
Hyundai Motor Co.	97,255	18,014
Samsung Electronics Co. Ltd.	19,191	17,653
Kia Motors Corp.	292,970	17,000
KB Financial Group Inc.	234,443	7,388
SK Holdings Co. Ltd.	60,007	6,307
LG Display Co. Ltd.	262,800	5,578
Woori Finance Holdings Co. Ltd.	643,410	5,275
2 Samsung Electronics Co. Ltd. GDR	5,600	2,575
SK Telecom Co. Ltd.	15,326	1,884
Hyundai Mobis	6,554	1,665
Hankook Tire Co. Ltd.	32,426	1,275
Hana Financial Group Inc.	31,481	976
* NHN Corp.	4,126	756
POSCO	1,000	330
* Korea Electric Power Corp.	5,000	111
		86,787
Spain (0.5%)
Gas Natural SDG SA	236,884	4,060
Inditex SA	34,291	2,799
Banco Santander SA	331,892	2,507
Acciona SA	18,381	1,580
Acerinox SA	112,159	1,434
Viscofan SA	34,273	1,268
Telefonica SA	62,231	1,072
Mediaset Espana Comunicacion SA	150,750	856
* Distribuidora Internacional de Alimentacion SA	55,629	250
Banco Santander SA ADR	17,899	135
		15,961
Sweden (0.8%)
Svenska Handelsbanken AB Class A	277,021	7,260
Assa Abloy AB Class B	145,340	3,634
Atlas Copco AB Class B	187,334	3,546
Telefonaktiebolaget LM Ericsson Class B	276,076	2,800
Investor AB Class B	148,473	2,761
Swedish Match AB	56,037	1,985
Oriflame Cosmetics SA	32,321	1,018
Nordea Bank AB	115,648	891
Hoganas AB Class B	26,417	812
Modern Times Group AB Class B	12,334	588
Millicom International Cellular SA	5,491	549
* CDON Group AB	15,780	86
		25,930
Switzerland (1.5%)
Roche Holding AG	76,808	12,990
Nestle SA	114,097	6,552
Cie Financiere Richemont SA	121,793	6,126
Novartis AG	95,419	5,448
* UBS AG	412,467	4,893
Schindler Holding AG (Bearer)	37,561	4,366
Geberit AG	13,661	2,626
Adecco SA	47,134	1,964
ABB Ltd.	95,048	1,786
Julius Baer Group Ltd.	44,759	1,743

* Clariant AG	114,473	1,124
Sonova Holding AG	9,584	998
Helvetia Holding AG	1,492	468
*,^ Logitech International SA	49,852	387
		51,471
Taiwan (1.6%)
Fubon Financial Holding Co. Ltd.	14,690,445	15,519
United Microelectronics Corp.	21,180,000	8,874
Taiwan Semiconductor Manufacturing Co. Ltd.	2,303,431	5,755
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	327,446	4,227
Chunghwa Telecom Co. Ltd.	1,247,000	4,120
Advanced Semiconductor Engineering Inc.	4,550,000	3,898
AU Optronics Corp.	8,932,700	3,855
Uni-President Enterprises Corp.	1,412,706	2,061
Pegatron Corp.	1,706,000	1,854
Hon Hai Precision Industry Co. Ltd.	499,000	1,365
Powertech Technology Inc.	621,000	1,313
Taishin Financial Holding Co. Ltd.	3,660,214	1,267
Wistron Corp.	495,000	626
Lite-On Technology Corp.	307,106	346
Inventec Corp.	677,985	248
Chin-Poon Industrial Co.	337,000	217
King Yuan Electronics Co. Ltd.	203,000	68
		55,613
Thailand (1.6%)
Kasikornbank PCL (Foreign)	1,944,400	7,659
Bangkok Bank PCL (Foreign)	1,459,400	7,575
Siam Cement PCL (Foreign)	567,700	6,576
Advanced Info Service PCL (Foreign)	1,079,300	4,798
MBK PCL (Foreign)	1,495,900	4,182
Advanced Info Service PCL (Local)	917,300	4,078
Thanachart Capital PCL	4,655,100	3,941
Total Access Communication PCL (Local)	896,616	1,974
PTT PCL	190,100	1,913
Advanced Info Service PCL	416,700	1,852
Land and Houses PCL (Foreign)	9,411,400	1,832
GMM Grammy PCL NVDR	2,917,000	1,664
Big C Supercenter PCL	289,800	1,102
Siam Commercial Bank PCL (Local)	294,700	1,086
GMM Grammy PCL (Foreign)	1,713,900	978
Total Access Communication PCL	384,000	845
Bangkok Bank PCL (Local)	94,700	460
BEC World PCL	282,256	402
Major Cineplex Group PCL	534,400	242
Matichon PCL (Foreign)	808,200	162
Post Publishing PCL (Foreign)	1,188,500	106
		53,427
Turkey (0.3%)
Turkiye Is Bankasi	1,145,010	1,997
Turkiye Garanti Bankasi AS ADR	495,900	1,545
KOC Holding AS	488,227	1,461
BIM Birlesik Magazalar AS	51,883	1,437
Anadolu Efes Biracilik Ve Malt Sanayii AS	80,800	972
Turkiye Garanti Bankasi AS	267,100	830
Turkiye Vakiflar Bankasi Tao	566,900	732
Tupras Turkiye Petrol Rafinerileri AS	32,443	683

Turkiye Halk Bankasi AS	121,992	636
Haci Omer Sabanci Holding AS (Bearer)	149,304	425
		10,718
United Kingdom (8.3%)
Royal Dutch Shell plc Class A	1,125,175	41,014
BP plc	4,238,775	30,194
Vodafone Group plc	7,010,952	19,547
Rio Tinto plc	292,821	14,303
Rolls-Royce Holdings plc	1,053,370	12,196
AstraZeneca plc	245,560	11,343
BP plc ADR	198,637	8,490
BHP Billiton plc	225,125	6,582
Wolseley plc	183,781	6,079
* Lloyds Banking Group plc	14,770,461	5,933
Royal Dutch Shell plc Class B	146,694	5,580
Intertek Group plc	152,092	4,803
Diageo plc	217,669	4,756
Prudential plc	413,000	4,086
TESCO plc	621,726	3,890
Invensys plc	1,188,648	3,887
Bunzl plc	282,324	3,874
Reckitt Benckiser Group plc	77,908	3,842
Legal & General Group plc	2,277,700	3,640
Compass Group plc	379,871	3,605
Anglo American plc	93,533	3,455
Unilever plc	102,049	3,422
Michael Page International plc	613,159	3,322
* APR Energy plc	215,059	3,299
Capita plc	308,296	3,006
* Howden Joinery Group plc	1,712,015	2,671
Sage Group plc	584,097	2,669
British American Tobacco plc	54,434	2,582
Carnival plc	74,985	2,472
Rightmove plc	116,953	2,260
Informa plc	400,127	2,243
Xstrata plc	140,828	2,144
BAE Systems plc	439,829	1,944
Aviva plc	401,453	1,867
Inchcape plc	401,038	1,825
WPP plc	166,154	1,743
Barclays plc	603,276	1,652
Stagecoach Group plc	389,906	1,647
Provident Financial plc	110,686	1,618
G4S plc	381,122	1,609
Paragon Group of Cos. plc	560,900	1,593
ICAP plc	292,757	1,577
GlaxoSmithKline plc	68,991	1,572
Aggreko plc	49,357	1,544
Reed Elsevier plc	185,743	1,495
Experian plc	105,558	1,435
Glencore International plc	226,171	1,381
Homeserve plc	306,876	1,367
Rexam plc	247,791	1,356
Next plc	30,890	1,310
ITV plc	1,235,916	1,306
HSBC Holdings plc	168,110	1,283
Smiths Group plc	89,603	1,272

	TUI Travel plc	456,943	1,179
	Hays plc	1,131,553	1,124
*	Cairn Energy plc	257,190	1,057
	Admiral Group plc	78,614	1,042
	Imperial Tobacco Group plc	25,924	981
*	Berkeley Group Holdings plc	48,842	968
	Bwin.Party Digital Entertainment plc	359,387	914
	International Personal Finance plc	334,803	890
	Cable & Wireless Communications plc	1,393,728	825
	IG Group Holdings plc	100,548	744
	WH Smith plc	89,551	738
	Man Group plc	345,750	675
	TalkTalk Telecom Group plc	311,659	655
	AMEC plc	45,722	644
	Devro plc	159,231	638
	Petrofac Ltd.	28,459	636
	Smith & Nephew plc	58,521	568
	British Sky Broadcasting Group plc	49,898	568
	Millennium & Copthorne Hotels plc	86,358	545
	Centrica plc	115,309	518
	Sthree plc	143,910	506
	Carphone Warehouse Group plc	104,186	499
	Cookson Group plc	61,880	488
	Jupiter Fund Management plc	140,892	473
	Sportingbet plc	906,197	442
*	Royal Bank of Scotland Group plc	1,254,683	395
	Ladbrokes plc	193,711	391
	National Express Group plc	112,685	390
	Standard Chartered plc	15,804	346
	Close Brothers Group plc	34,692	334
	Thomas Cook Group plc	1,421,073	325
	Mondi plc	38,261	271
	Daily Mail & General Trust plc	43,118	268
*	Barratt Developments plc	172,408	248
	Xyratex Ltd.	18,422	245
	Cable & Wireless Worldwide plc	961,761	243
*	Northgate plc	41,164	123
^	HMV Group plc	215,229	12
	GKN plc	3,790	11
*	Connaught plc	103,081	—
			285,504

United States (41.7%)
Consumer Discretionary (9.4%)
*	Amazon.com Inc.	167,717	29,032
*	DIRECTV Class A	596,882	25,523
	Cablevision Systems Corp. Class A	1,570,889	22,338
*	Liberty Global Inc. Class A	471,275	19,336
*	priceline.com Inc.	30,332	14,187
*	Liberty Global Inc.	349,117	13,797
	Brinker International Inc.	438,359	11,730
	Time Warner Cable Inc.	151,458	9,628
*,^ Blue Nile Inc.		202,858	8,293
*,^ Coinstar Inc.		175,663	8,017
*	MGM Resorts International	685,674	7,152
*	AutoZone Inc.	21,911	7,120
	Viacom Inc. Class B	156,700	7,116

	CBS Corp. Class B	261,143	7,087
*	PulteGroup Inc.	935,192	5,901
*	AMC Networks Inc. Class A	155,026	5,826
	Sotheby's	199,219	5,684
	American Greetings Corp. Class A	450,142	5,631
*	Apollo Group Inc. Class A	103,102	5,554
	Dillard's Inc. Class A	120,827	5,423
*	Liberty Media Corp. - Liberty Capital Class A	68,849	5,374
	Time Warner Inc.	146,644	5,300
*	GameStop Corp. Class A	187,442	4,523
*	Liberty Interactive Corp. Class A	260,839	4,229
*	General Motors Co.	206,150	4,179
	Lear Corp.	97,300	3,873
*	TRW Automotive Holdings Corp.	112,341	3,662
	Lowe's Cos. Inc.	139,980	3,553
*,^ ITT Educational Services Inc.		61,432	3,495
	DISH Network Corp. Class A	109,937	3,131
*	Hanesbrands Inc.	140,912	3,080
	McGraw-Hill Cos. Inc.	65,620	2,951
	International Game Technology	157,171	2,703
	Newell Rubbermaid Inc.	166,311	2,686
	Polaris Industries Inc.	47,629	2,666
	Royal Caribbean Cruises Ltd.	103,350	2,560
	Omnicom Group Inc.	56,224	2,506
	CBS Corp. Class A	85,395	2,364
*	K12 Inc.	125,927	2,259
	Gannett Co. Inc.	157,910	2,111
	Interpublic Group of Cos. Inc.	206,795	2,012
*	Pier 1 Imports Inc.	139,838	1,948
*	Ford Motor Co.	176,290	1,897
	Walt Disney Co.	50,300	1,886
*	Express Inc.	90,158	1,798
	Bob Evans Farms Inc./DE	47,725	1,601
	KB Home	231,864	1,558
*	Mohawk Industries Inc.	25,590	1,532
*	CC Media Holdings Inc. Class A	292,110	1,444
*	Bed Bath & Beyond Inc.	23,300	1,351
	Yum! Brands Inc.	20,948	1,236
	Ameristar Casinos Inc.	67,543	1,168
*	CarMax Inc.	35,800	1,091
*	Red Robin Gourmet Burgers Inc.	36,818	1,020
*	Madison Square Garden Co. Class A	32,740	938
*	Dana Holding Corp.	68,988	838
	Sturm Ruger & Co. Inc.	20,139	674
	Jakks Pacific Inc.	47,423	669
*	True Religion Apparel Inc.	17,622	609
*	Cavco Industries Inc.	14,618	586
*	Discovery Communications Inc. Class A	12,827	526
*	Standard Pacific Corp.	151,172	481
*	Live Nation Entertainment Inc.	52,419	436
*	Biglari Holdings Inc.	1,130	416
*	Career Education Corp.	49,574	395
*,^ Bridgepoint Education Inc.		16,759	385
*	Papa John's International Inc.	9,571	361
*	Dollar Tree Inc.	4,305	358
*	Capella Education Co.	8,028	289
*	Discovery Communications Inc.	7,303	275

	Group 1 Automotive Inc.	4,751	246
	Lincoln Educational Services Corp.	22,932	181
*	Office Depot Inc.	68,658	148
*	Ascent Capital Group Inc. Class A	2,330	118
*	Sun-Times Media Group Inc. Class A	130,959	—
			312,423
Consumer Staples (5.9%)
	Philip Morris International Inc.	535,893	42,057
	Costco Wholesale Corp.	357,915	29,821
	Tyson Foods Inc. Class A	1,292,576	26,679
	Lorillard Inc.	221,805	25,286
	Kroger Co.	699,120	16,933
	Estee Lauder Cos. Inc. Class A	129,572	14,554
*	Smithfield Foods Inc.	471,952	11,459
	Altria Group Inc.	307,703	9,123
*	Constellation Brands Inc. Class A	213,810	4,419
	ConAgra Foods Inc.	148,337	3,916
	PepsiCo Inc.	56,849	3,772
	Walgreen Co.	97,051	3,209
	Universal Corp./VA	69,738	3,205
	Dr Pepper Snapple Group Inc.	60,293	2,380
	Wal-Mart Stores Inc.	30,999	1,853
	Nu Skin Enterprises Inc. Class A	27,698	1,345
	SUPERVALU Inc.	131,418	1,067
	Church & Dwight Co. Inc.	17,909	820
*	Medifast Inc.	56,425	774
	Herbalife Ltd.	7,469	386
*	Omega Protein Corp.	52,359	373
*	Susser Holdings Corp.	12,839	290
	Fresh Del Monte Produce Inc.	10,956	274
			203,995
Energy (2.4%)
	Chevron Corp.	281,986	30,003
	ConocoPhillips	352,830	25,711
	Marathon Oil Corp.	209,200	6,123
	Devon Energy Corp.	82,490	5,114
	Marathon Petroleum Corp.	119,900	3,992
*	Tesoro Corp.	168,475	3,936
	Transocean Ltd.	88,140	3,384
	EOG Resources Inc.	23,282	2,294
	National Oilwell Varco Inc.	18,814	1,279
	Valero Energy Corp.	34,304	722
	Baker Hughes Inc.	11,500	559
*	Western Refining Inc.	32,835	436
			83,553
Financials (7.5%)
*	Berkshire Hathaway Inc. Class B	254,563	19,423
	Citigroup Inc.	666,076	17,524
	Capital One Financial Corp.	403,535	17,066
	SL Green Realty Corp.	246,803	16,447
	Annaly Capital Management Inc.	818,402	13,062
	Lazard Ltd. Class A	415,407	10,846
*	CBRE Group Inc. Class A	699,356	10,644
*,^ MBIA Inc.		901,127	10,444
	Bank of America Corp.	1,876,420	10,433
	Legg Mason Inc.	417,094	10,031

15

Discover Financial Services	399,004	9,576
* CIT Group Inc.	264,422	9,220
American Express Co.	182,540	8,610
KeyCorp	1,109,003	8,528
JPMorgan Chase & Co.	221,341	7,360
Huntington Bancshares Inc./OH	1,232,130	6,764
Travelers Cos. Inc.	90,720	5,368
American International Group Inc.	230,581	5,350
Prosperity Bancshares Inc.	112,260	4,530
PNC Financial Services Group Inc.	69,338	3,999
Cash America International Inc.	84,800	3,954
Mercury General Corp.	81,370	3,712
M&T Bank Corp.	47,816	3,650
Moody's Corp.	104,824	3,531
Regions Financial Corp.	711,600	3,060
* Markel Corp.	7,262	3,011
* MGIC Investment Corp.	661,182	2,466
New York Community Bancorp Inc.	185,390	2,293
* World Acceptance Corp.	29,681	2,182
Commerce Bancshares Inc.	51,768	1,973
* CNO Financial Group Inc.	303,005	1,912
* PHH Corp.	178,545	1,910
Interactive Brokers Group Inc.	122,621	1,832
Goldman Sachs Group Inc.	19,940	1,803
Synovus Financial Corp.	1,166,300	1,645
* First Cash Financial Services Inc.	45,638	1,601
Federated Investors Inc. Class B	91,705	1,389
Brandywine Realty Trust	141,641	1,346
CBOE Holdings Inc.	50,911	1,317
Progressive Corp.	55,570	1,084
Fifth Third Bancorp	63,745	811
American Equity Investment Life Holding Co.	62,120	646
Republic Bancorp Inc. Class A	27,308	625
Ameriprise Financial Inc.	9,332	463
^ RAIT Financial Trust	92,340	439
Advance America Cash Advance Centers Inc.	45,200	405
Symetra Financial Corp.	43,115	391
Janus Capital Group Inc.	60,822	384
* Ezcorp Inc. Class A	13,875	366
Community Bank System Inc.	12,390	344
* National Financial Partners Corp.	22,384	303
Maiden Holdings Ltd.	32,585	285
PS Business Parks Inc.	5,074	281
Susquehanna Bancshares Inc.	32,863	275
* DFC Global Corp.	13,980	253
Calamos Asset Management Inc. Class A	17,710	222
* Washington Mutual Inc.	166,300	9
		257,398
Health Care (6.1%)
Eli Lilly & Co.	654,426	27,198
UnitedHealth Group Inc.	517,291	26,216
WellPoint Inc.	360,042	23,853
Humana Inc.	240,745	21,092
Aetna Inc.	452,126	19,075
Merck & Co. Inc.	413,765	15,599
Pfizer Inc.	596,300	12,904
* Forest Laboratories Inc.	376,864	11,404

	Johnson & Johnson	125,110	8,205
*	Gilead Sciences Inc.	133,887	5,480
*	Par Pharmaceutical Cos. Inc.	151,646	4,963
*	AMERIGROUP Corp.	61,912	3,658
*	WellCare Health Plans Inc.	61,465	3,227
*	Magellan Health Services Inc.	61,045	3,020
*	Centene Corp.	74,328	2,943
*	Molina Healthcare Inc.	127,965	2,857
	Bristol-Myers Squibb Co.	64,062	2,258
*	Health Management Associates Inc. Class A	266,990	1,968
*	Waters Corp.	26,521	1,964
*	Intuitive Surgical Inc.	3,069	1,421
*	Health Net Inc.	43,244	1,315
*	Hi-Tech Pharmacal Co. Inc.	32,715	1,272
*	Jazz Pharmaceuticals plc	29,726	1,148
*	Momenta Pharmaceuticals Inc.	48,115	837
*	Medco Health Solutions Inc.	13,800	771
*	Seattle Genetics Inc.	44,600	745
*	Warner Chilcott plc Class A	48,231	730
	Medicis Pharmaceutical Corp. Class A	21,406	712
*	Illumina Inc.	21,529	656
	Chemed Corp.	9,608	492
*	Viropharma Inc.	11,782	323
	Cigna Corp.	6,522	274
*	Triple-S Management Corp. Class B	13,306	266
*	Sun Healthcare Group Inc.	22,294	86
			208,932
Industrials (2.9%)
	Northrop Grumman Corp.	476,736	27,879
*	Kansas City Southern	254,992	17,342
*	Delta Air Lines Inc.	1,426,237	11,538
	Towers Watson & Co. Class A	176,904	10,602
	Viad Corp.	305,697	5,344
	Raytheon Co.	79,950	3,868
	General Electric Co.	203,500	3,645
	Ingersoll-Rand plc	90,918	2,770
*	US Airways Group Inc.	510,140	2,586
	Expeditors International of Washington Inc.	46,929	1,922
*	AGCO Corp.	40,533	1,742
	Deere & Co.	22,424	1,734
*,^ Ultrapetrol Bahamas Ltd.		363,983	1,085
*	Hawaiian Holdings Inc.	159,762	927
	JB Hunt Transport Services Inc.	20,464	922
*	URS Corp.	19,509	685
	Heidrick & Struggles International Inc.	28,147	606
*	United Rentals Inc.	18,807	556
	Pitney Bowes Inc.	26,200	486
	Briggs & Stratton Corp.	27,438	425
*	Consolidated Graphics Inc.	7,804	377
	Aircastle Ltd.	28,357	361
	Norfolk Southern Corp.	4,652	339
	Deluxe Corp.	13,273	302
*	ICF International Inc.	11,524	286
*	GenCorp Inc.	52,040	277
	Curtiss-Wright Corp.	7,377	261
	Insperity Inc.	10,157	257
*	RPX Corp.	12,939	164

*	Huntington Ingalls Industries Inc.	3,847	120
			99,408
Information Technology (5.0%)
*	Apple Inc.	76,483	30,976
*	Gartner Inc.	364,035	12,657
	Hewlett-Packard Co.	481,769	12,410
*	eBay Inc.	345,206	10,470
*	Western Digital Corp.	304,167	9,414
*	Flextronics International Ltd.	1,609,149	9,108
*	CACI International Inc. Class A	151,344	8,463
*	Alliance Data Systems Corp.	69,040	7,169
*	LSI Corp.	1,088,340	6,476
*	Dell Inc.	418,248	6,119
	Corning Inc.	429,444	5,574
	Sapient Corp.	406,377	5,120
	DST Systems Inc.	108,062	4,919
	Microsoft Corp.	189,338	4,915
	Applied Materials Inc.	458,860	4,914
*	Micron Technology Inc.	714,240	4,493
*	Vishay Intertechnology Inc.	464,514	4,176
*	Lam Research Corp.	112,600	4,168
*	Google Inc. Class A	4,949	3,197
	Mastercard Inc. Class A	7,627	2,844
*	Forrester Research Inc.	83,043	2,818
	Xerox Corp.	324,264	2,581
	FLIR Systems Inc.	101,717	2,550
*,^ VistaPrint NV		51,537	1,577
	Cisco Systems Inc.	67,600	1,222
	Jabil Circuit Inc.	39,351	774
*	Unisys Corp.	26,178	516
*	Sina Corp.	8,900	463
*	Hackett Group Inc.	94,592	354
*	Photronics Inc.	54,881	334
*	Kulicke & Soffa Industries Inc.	34,268	317
*	Synaptics Inc.	9,740	294
*	Convergys Corp.	19,867	254
*	NeuStar Inc. Class A	7,172	245
*	Tech Data Corp.	4,680	231
*	Amkor Technology Inc.	50,089	218
*	Kemet Corp.	23,369	165
*	AOL Inc.	5,380	81
			172,576
Materials (1.6%)
	Domtar Corp.	149,766	11,975
	Freeport-McMoRan Copper & Gold Inc.	258,856	9,523
	Monsanto Co.	96,542	6,765
	CF Industries Holdings Inc.	41,107	5,960
	Scotts Miracle-Gro Co. Class A	126,269	5,896
	LyondellBasell Industries NV Class A	114,106	3,707
	Boise Inc.	283,191	2,016
	Praxair Inc.	17,943	1,918
	Minerals Technologies Inc.	22,108	1,250
	Buckeye Technologies Inc.	35,630	1,192
	Innophos Holdings Inc.	23,742	1,153
*	AbitibiBowater Inc.	78,674	1,145
*	KapStone Paper and Packaging Corp.	44,552	701

Sherwin-Williams Co.			5,502	491
* Coeur d'Alene Mines Corp.			16,044	387
PH Glatfelter Co.			27,000	381
Myers Industries Inc.			22,426	277
* Mercer International Inc.			23,757	145
				54,882
Telecommunication Services (0.5%)
* NII Holdings Inc.			212,981	4,537
CenturyLink Inc.			120,050	4,466
* Level 3 Communications Inc.			191,696	3,257
Telephone & Data Systems Inc.			98,613	2,553
* Cincinnati Bell Inc.			118,179	358
* Vonage Holdings Corp.			24,536	60
				15,231
Utilities (0.4%)
CMS Energy Corp.			207,380	4,579
DTE Energy Co.			66,000	3,594
NV Energy Inc.			190,400	3,113
CenterPoint Energy Inc.			56,080	1,126
				12,412
Total United States				1,430,438
Total Common Stocks (Cost $3,096,565)				3,330,733
Preferred Stocks (0.0%)
Malaysian Airline System Bhd. Pfd.			183,333	54

Total Preferred Stocks (Cost $75)				54
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Convertible Bonds (0.1%)
Consumer Discretionary (0.0%)
Sotheby's Cvt.	3.125%	6/15/13	—	—

Financials (0.0%)
2 SL Green Operating Partnership LP Cvt.	3.000%	3/30/27	1,032	1,026

Industrials (0.0%)
AMR Corp. Cvt.	6.250%	10/15/14	1,635	348
US Airways Group Inc. Cvt.	7.250%	5/15/14	184	239
				587
Telecommunication Services (0.1%)
NII Holdings Inc. Cvt.	3.125%	6/15/12	2,998	3,017

Total Convertible Bonds (Cost $4,310)				4,630

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (3.1%)[1]
Money Market Fund (2.6%)
[3,4] Vanguard Market Liquidity Fund	0.110%		90,010,976	90,011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.5%)
[5,6] Fannie Mae Discount Notes	0.040%	4/24/12	10,000	9,997
[5,6] Freddie Mac Discount Notes	0.050%	4/4/12	5,000	4,999
				14,996
Total Temporary Cash Investments (Cost $105,009)				105,007
Total Investments (100.2%) (Cost $3,205,959)				3,440,424
Other Assets and Liabilities-Net (-0.2%)[4,6]				(7,033)
Net Assets (100%)				3,433,391

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $12,303,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the aggregate value of these securities was $3,601,000, representing 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $13,143,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
6 Securities with a value of $10,997,000 and cash of $500,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific

Global Equity Fund

events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	184,995	1,715,300	—
Common Stocks—Domestic	1,430,438	—	—
Preferred Stocks	—	54	—
Convertible Bonds	—	4,630	—
Temporary Cash Investments	90,011	14,996	—
Futures Contracts—Assets[1]	522	—	—
Futures Contracts—Liabilities[1]	(194)	—	—
Forward Currency Contracts—Assets	—	646	—
Forward Currency Contracts—Liabilities	—	(444)	—
Total	1,705,772	1,735,182	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Global Equity Fund

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund's and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
S&P 500 Index	March 2012	148	46,346	904
Dow Jones EURO STOXX 50 Index	March 2012	491	15,036	462
FTSE 100 Index	March 2012	151	12,991	174
S&P ASX 200 Index	March 2012	108	11,125	(449)
Topix Index	March 2012	84	7,948	(167)
MSCI Taiwan Index	January 2012	188	4,691	(76)
E-mini S&P 500 Index	March 2012	69	4,321	12

Unrealized appreciation (depreciation) on open S&P 500 Index, E-mini S&P 500 Index, and FTSE

100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

Global Equity Fund

At December 31, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
UBS AG	03/21/12	EUR	11,227 USD	14,585	(269)
UBS AG	03/21/12	GBP	8,247 USD	12,807	(64)
UBS AG	03/20/12	AUD	11,289 USD	11,470	204
UBS AG	03/13/12	JPY	624,372 USD	8,126	77
Goldman Sachs Bank USA	01/13/12	USD	4,654 CHF	4,362	(50)
Goldman Sachs Bank USA	01/13/12	USD	7,978 JPY	613,867	(61)
Goldman Sachs Bank USA	01/13/12	USD	9,075 CAD	9,246	25
Goldman Sachs Bank USA	01/13/12	USD	12,562 EUR	9,692	340

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss Franc.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At December 31, 2011, the counterparty had deposited in a segregated account securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

E. At December 31, 2011, the cost of investment securities for tax purposes was $3,221,608,000. Net unrealized appreciation of investment securities for tax purposes was $218,816,000, consisting of unrealized gains of $642,533,000 on securities that had risen in value since their purchase and $423,717,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Strategic Small-Cap Equity Fund

Schedule of Investments
As of December 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (13.4%)
Brinker International Inc.	66,600	1,782
* Domino's Pizza Inc.	47,400	1,609
Sinclair Broadcast Group Inc. Class A	133,804	1,516
Dillard's Inc. Class A	32,250	1,447
* Coinstar Inc.	30,600	1,397
Williams-Sonoma Inc.	35,818	1,379
Foot Locker Inc.	57,300	1,366
Finish Line Inc. Class A	67,100	1,294
* Express Inc.	64,500	1,286
Polaris Industries Inc.	22,900	1,282
* ANN Inc.	49,100	1,217
* Panera Bread Co. Class A	8,300	1,174
* Tempur-Pedic International Inc.	22,140	1,163
* Pier 1 Imports Inc.	79,100	1,102
* Sally Beauty Holdings Inc.	45,000	951
Weight Watchers International Inc.	16,900	930
Regal Entertainment Group Class A	75,600	903
Movado Group Inc.	46,000	836
* iRobot Corp.	27,800	830
Sotheby's	27,300	779
* Dana Holding Corp.	61,200	743
* Biglari Holdings Inc.	1,947	717
* Crocs Inc.	42,900	634
American Greetings Corp. Class A	48,600	608
* Journal Communications Inc. Class A	135,075	594
Oxford Industries Inc.	12,500	564
* Bridgepoint Education Inc.	24,200	557
Ameristar Casinos Inc.	31,900	551
* Papa John's International Inc.	13,615	513
DSW Inc. Class A	11,600	513
* Saks Inc.	47,600	464
* Cheesecake Factory Inc.	15,200	446
* TRW Automotive Holdings Corp.	8,260	269
Cato Corp. Class A	11,000	266
* American Axle & Manufacturing Holdings Inc.	24,700	244
* Vitamin Shoppe Inc.	5,500	219
* Ulta Salon Cosmetics & Fragrance Inc.	2,600	169
		32,314
Consumer Staples (4.0%)
B&G Foods Inc. Class A	66,000	1,589
* Boston Beer Co. Inc. Class A	14,000	1,520
* Susser Holdings Corp.	55,100	1,246
* Rite Aid Corp.	867,100	1,093
* Elizabeth Arden Inc.	25,400	941
Nu Skin Enterprises Inc. Class A	16,500	801
Coca-Cola Bottling Co. Consolidated	13,000	761
Fresh Del Monte Produce Inc.	28,400	710
SUPERVALU Inc.	65,100	529

J&J Snack Foods Corp.	2,900	154
Herbalife Ltd.	2,800	145
National Beverage Corp.	8,800	141
		9,630
Energy (5.5%)
* Rosetta Resources Inc.	35,600	1,549
* CVR Energy Inc.	80,400	1,506
* Stone Energy Corp.	55,000	1,451
W&T Offshore Inc.	61,200	1,298
RPC Inc.	56,450	1,030
Delek US Holdings Inc.	83,700	955
* Energy Partners Ltd.	62,300	909
Crosstex Energy Inc.	63,600	804
HollyFrontier Corp.	33,634	787
* Parker Drilling Co.	77,100	553
* OYO Geospace Corp.	5,600	433
* Gulfport Energy Corp.	14,300	421
* Helix Energy Solutions Group Inc.	25,000	395
* Newpark Resources Inc.	38,000	361
* Complete Production Services Inc.	10,000	336
* Western Refining Inc.	15,500	206
* Swift Energy Co.	6,700	199
* Tetra Technologies Inc.	16,300	152
* Cloud Peak Energy Inc.	4,200	81
		13,426
Financials (20.8%)
ProAssurance Corp.	21,900	1,748
RLI Corp.	22,100	1,610
* World Acceptance Corp.	21,600	1,588
Nelnet Inc. Class A	62,248	1,523
Bank of the Ozarks Inc.	51,000	1,511
East West Bancorp Inc.	72,900	1,440
Erie Indemnity Co. Class A	18,100	1,415
NBT Bancorp Inc.	62,914	1,392
* Credit Acceptance Corp.	16,910	1,391
Allied World Assurance Co. Holdings AG	21,400	1,347
Taubman Centers Inc.	18,500	1,149
1st Source Corp.	40,596	1,028
Southside Bancshares Inc.	45,820	992
Cash America International Inc.	21,213	989
CBL & Associates Properties Inc.	62,300	978
Post Properties Inc.	22,200	971
Extra Space Storage Inc.	39,300	952
* CNO Financial Group Inc.	150,300	948
Meadowbrook Insurance Group Inc.	88,400	944
Entertainment Properties Trust	20,900	913
WesBanco Inc.	46,911	913
Douglas Emmett Inc.	46,700	852
Omega Healthcare Investors Inc.	43,600	844
Prosperity Bancshares Inc.	20,700	835
Webster Financial Corp.	38,600	787
MarketAxess Holdings Inc.	25,800	777
National Health Investors Inc.	17,100	752
Potlatch Corp.	24,100	750
* First Industrial Realty Trust Inc.	72,800	745
CubeSmart	68,600	730

Amtrust Financial Services Inc.	30,500	724
* Strategic Hotels & Resorts Inc.	134,600	723
Colonial Properties Trust	34,070	711
Brandywine Realty Trust	74,400	707
Highwoods Properties Inc.	23,700	703
Provident Financial Services Inc.	52,500	703
Sun Communities Inc.	19,000	694
Lexington Realty Trust	91,700	687
First Financial Corp.	20,400	679
* Forest City Enterprises Inc. Class A	54,700	647
Inland Real Estate Corp.	80,400	612
Universal Health Realty Income Trust	15,300	597
DDR Corp.	49,000	596
Ashford Hospitality Trust Inc.	72,800	582
Trustmark Corp.	23,222	564
National Retail Properties Inc.	21,100	557
Kite Realty Group Trust	117,600	530
Ramco-Gershenson Properties Trust	53,800	529
UMB Financial Corp.	13,800	514
* BBCN Bancorp Inc.	52,600	497
* Tejon Ranch Co.	19,900	487
Oritani Financial Corp.	35,800	457
Chemical Financial Corp.	18,000	384
Oriental Financial Group Inc.	30,758	372
Washington Federal Inc.	24,500	343
Camden Property Trust	5,400	336
Advance America Cash Advance Centers Inc.	36,730	329
* Ezcorp Inc. Class A	11,600	306
ViewPoint Financial Group	22,950	299
FBL Financial Group Inc. Class A	8,000	272
Fulton Financial Corp.	24,700	242
Community Trust Bancorp Inc.	6,600	194
Cardinal Financial Corp.	17,700	190
City Holding Co.	5,100	173
Washington Trust Bancorp Inc.	6,900	165
Essex Property Trust Inc.	1,000	140
MainSource Financial Group Inc.	11,200	99
GAMCO Investors Inc.	2,200	96
BRE Properties Inc.	1,500	76
		50,330
Health Care (11.5%)
* Cubist Pharmaceuticals Inc.	44,700	1,771
Cooper Cos. Inc.	23,800	1,678
* WellCare Health Plans Inc.	30,500	1,601
* Par Pharmaceutical Cos. Inc.	47,800	1,565
* Magellan Health Services Inc.	30,500	1,509
* Team Health Holdings Inc.	68,000	1,501
* Cepheid Inc.	41,800	1,438
* AVEO Pharmaceuticals Inc.	80,668	1,388
* Questcor Pharmaceuticals Inc.	33,300	1,385
* Arthrocare Corp.	43,700	1,384
* Health Net Inc.	42,500	1,293
PDL BioPharma Inc.	196,000	1,215
* LifePoint Hospitals Inc.	30,700	1,141
* Molina Healthcare Inc.	41,709	931
Medicis Pharmaceutical Corp. Class A	26,100	868
* Health Management Associates Inc. Class A	117,000	862

* Medicines Co.	44,200	824
Invacare Corp.	51,200	783
National Healthcare Corp.	17,700	742
Chemed Corp.	13,900	712
* Thoratec Corp.	16,400	550
* Healthspring Inc.	9,860	538
* Medivation Inc.	8,200	378
* Greatbatch Inc.	13,600	301
* Idenix Pharmaceuticals Inc.	32,400	241
* Akorn Inc.	19,000	211
* Centene Corp.	4,800	190
* Charles River Laboratories International Inc.	6,900	189
* Salix Pharmaceuticals Ltd.	3,100	148
Atrion Corp.	500	120
* Genomic Health Inc.	4,500	114
* Enzon Pharmaceuticals Inc.	13,600	91
* RTI Biologics Inc.	16,000	71
* Durect Corp.	59,400	70
		27,803
Industrials (16.9%)
* Alaska Air Group Inc.	24,400	1,832
* United Rentals Inc.	56,100	1,658
Kennametal Inc.	43,500	1,589
Amerco Inc.	16,700	1,476
* Generac Holdings Inc.	50,900	1,427
* Colfax Corp.	48,100	1,370
* Orbital Sciences Corp.	94,000	1,366
* Sauer-Danfoss Inc.	37,500	1,358
Toro Co.	21,600	1,310
Applied Industrial Technologies Inc.	37,200	1,308
Gardner Denver Inc.	16,700	1,287
Albany International Corp.	55,100	1,274
Brady Corp. Class A	40,200	1,269
* WESCO International Inc.	23,900	1,267
* Kadant Inc.	54,285	1,227
Cascade Corp.	24,691	1,165
Deluxe Corp.	48,000	1,092
* EnerSys	41,576	1,080
* Huron Consulting Group Inc.	27,138	1,051
* Trimas Corp.	57,300	1,029
* Armstrong World Industries Inc.	23,200	1,018
Belden Inc.	27,700	922
Macquarie Infrastructure Co. LLC	31,100	869
* Avis Budget Group Inc.	81,000	868
NACCO Industries Inc. Class A	9,342	834
* Corrections Corp. of America	40,500	825
Steelcase Inc. Class A	103,300	771
Cubic Corp.	16,600	724
* Kforce Inc.	58,616	723
Actuant Corp. Class A	31,500	715
* Moog Inc. Class A	15,600	685
Douglas Dynamics Inc.	45,479	665
* Exponent Inc.	12,000	552
Knoll Inc.	35,200	523
Werner Enterprises Inc.	18,900	455
Standex International Corp.	12,800	437
G&K Services Inc. Class A	12,500	364

* InnerWorkings Inc.	38,900	362
Primoris Services Corp.	23,600	352
Herman Miller Inc.	15,400	284
United Stationers Inc.	8,200	267
* US Airways Group Inc.	48,400	245
* Dollar Thrifty Automotive Group Inc.	3,245	228
* Pacer International Inc.	41,300	221
* Korn/Ferry International	10,800	184
Aircastle Ltd.	13,700	174
HEICO Corp.	2,375	139
HEICO Corp. Class A	3,125	123
		40,964
Information Technology (16.9%)
* Gartner Inc.	50,200	1,745
* CACI International Inc. Class A	28,900	1,616
MAXIMUS Inc.	38,766	1,603
* Cardtronics Inc.	57,400	1,553
* Cadence Design Systems Inc.	145,800	1,516
* Tech Data Corp.	29,400	1,453
Fair Isaac Corp.	39,300	1,409
Diebold Inc.	46,800	1,407
* MICROS Systems Inc.	28,900	1,346
* Kulicke & Soffa Industries Inc.	145,400	1,345
* Anixter International Inc.	22,200	1,324
OPNET	34,200	1,254
* Liquidity Services Inc.	33,704	1,244
* Entegris Inc.	140,300	1,224
* Newport Corp.	84,600	1,151
* GT Advanced Technologies Inc.	158,700	1,149
* Brightpoint Inc.	96,900	1,043
* Fairchild Semiconductor International Inc. Class A	77,200	929
* Insight Enterprises Inc.	60,648	927
* MicroStrategy Inc. Class A	8,400	910
* Lattice Semiconductor Corp.	147,600	877
* Teradyne Inc.	61,531	839
* Unisys Corp.	41,860	825
* Take-Two Interactive Software Inc.	59,100	801
Cypress Semiconductor Corp.	47,400	801
* Manhattan Associates Inc.	18,500	749
* Spansion Inc. Class A	89,100	738
* OSI Systems Inc.	15,100	737
* NCR Corp.	39,900	657
MKS Instruments Inc.	22,600	629
* VeriFone Systems Inc.	17,350	616
* Veeco Instruments Inc.	27,700	576
* SYNNEX Corp.	18,900	576
* TeleTech Holdings Inc.	34,500	559
Plantronics Inc.	13,800	492
* Silicon Graphics International Corp.	41,500	476
* Synaptics Inc.	15,100	455
* Kemet Corp.	58,800	415
* JDS Uniphase Corp.	36,500	381
NIC Inc.	27,100	361
Mantech International Corp. Class A	8,925	279
* QLogic Corp.	17,000	255
Pulse Electronics Corp.	89,800	251
* CommVault Systems Inc.	5,700	243

* Stamps.com Inc.	9,100	238
* Novellus Systems Inc.	5,400	223
Blackbaud Inc.	7,700	213
* TeleNav Inc.	25,400	198
Heartland Payment Systems Inc.	4,000	97
* DSP Group Inc.	13,700	71
* Ancestry.com Inc.	3,000	69
* Websense Inc.	3,000	56
		40,901
Materials (5.6%)
* Rockwood Holdings Inc.	40,800	1,606
Buckeye Technologies Inc.	46,500	1,555
Innophos Holdings Inc.	31,600	1,535
Domtar Corp.	17,500	1,399
* LSB Industries Inc.	38,800	1,088
* Coeur d'Alene Mines Corp.	30,900	746
NewMarket Corp.	3,600	713
Myers Industries Inc.	52,900	653
Cytec Industries Inc.	13,100	585
Hecla Mining Co.	110,600	578
* Innospec Inc.	19,800	556
Neenah Paper Inc.	20,944	467
Tredegar Corp.	21,000	467
Westlake Chemical Corp.	10,300	414
* TPC Group Inc.	15,700	366
Noranda Aluminum Holding Corp.	42,000	347
* Graphic Packaging Holding Co.	59,400	253
Haynes International Inc.	3,300	180
* WR Grace & Co.	2,300	106
		13,614
Telecommunication Services (0.7%)
* Vonage Holdings Corp.	393,200	963
* Premiere Global Services Inc.	42,000	356
Consolidated Communications Holdings Inc.	15,200	290
		1,609
Utilities (4.3%)
WGL Holdings Inc.	35,700	1,579
PNM Resources Inc.	79,100	1,442
Portland General Electric Co.	42,800	1,083
Laclede Group Inc.	26,000	1,052
NorthWestern Corp.	28,900	1,034
Avista Corp.	37,300	961
Unisource Energy Corp.	20,000	738
Southwest Gas Corp.	16,200	688
Vectren Corp.	17,700	535
Cleco Corp.	11,200	427
El Paso Electric Co.	11,700	405
MGE Energy Inc.	7,700	360
CH Energy Group Inc.	1,500	88
		10,392
Total Common Stocks (Cost $220,720)		240,983

				Market
		Maturity	Maturity	Value
	Coupon	Date	Date	($000)
Temporary Cash Investments (0.4%)[1]
U.S. Government and Agency Obligations (0.4%)
[2,3] Federal Home Loan Bank Discount Notes	0.060%	1/4/12	100	100
[2,3] Federal Home Loan Bank Discount Notes	0.030%	2/8/12	800	800
Total Temporary Cash Investments (Cost $900)				900
Total Investments (100.0%) (Cost $221,620)				241,883
Other Assets and Liabilities-Net (0.0%)				82
Net Assets (100%)				241,965

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.1%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	240,983	—	—
Temporary Cash Investments	—	900	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	240,980	900	—
1 Represents variation margin on the last day of the reporting period.

Strategic Small-Cap Equity Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2012	9	665	4

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2011, the cost of investment securities for tax purposes was $221,620,000. Net unrealized appreciation of investment securities for tax purposes was $20,263,000, consisting of unrealized gains of $35,989,000 on securities that had risen in value since their purchase and $15,726,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD HORIZON FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 21, 2012

VANGUARD HORIZON FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 21, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see file Number 33-23444, Incorporated by Reference.